Congress Large Cap Growth Fund
SCHEDULE OF INVESTMENTS at July 31, 2023 (Unaudited)
Shares		Value
COMMON STOCKS: 99.6%
Aerospace & Defense: 0.8%
7,750	Northrop Grumman Corp.	$3,448,750

Automobiles: 2.1%
35,600	Tesla, Inc. [1]	9,520,508

Beverages: 2.3%
56,300	PepsiCo, Inc.	10,553,998

Broadline Retail: 4.5%
155,600	Amazon.com, Inc. [1]	20,800,608

Capital Markets: 1.7%
21,225	CME Group, Inc. - Class A	4,222,926
10,000	Moody's Corp.	3,527,500
		7,750,426
Chemicals: 2.2%
35,875	The Sherwin-Williams Co.	9,919,437

Construction & Engineering: 1.8%
41,525	Quanta Services, Inc.	8,372,271

Construction Materials: 1.8%
19,000	Martin Marietta Materials, Inc.	8,482,740

Consumer Staples Distribution & Retail: 3.3%
26,900	Costco Wholesale Corp.	15,082,023

Electrical Equipment: 1.8%
40,000	Eaton Corp PLC	8,212,800

Financial Services: 3.8%
74,100	Visa, Inc. - Class A	17,615,793

Ground Transportation: 2.1%
22,850	Old Dominion Freight Line, Inc.	9,585,347

Health Care Equipment & Supplies: 4.5%
97,556	Abbott Laboratories	10,860,909
29,700	Intuitive Surgical, Inc. [1]	9,634,680
		20,495,589
Health Care Providers & Services: 2.4%
21,400	UnitedHealth Group, Inc.	10,836,318

Health Care Technology: 1.4%
31,000	Veeva Systems, Inc. - Class A [1]	6,330,820

Hotels, Restaurants & Leisure: 2.1%
55,675	Darden Restaurants, Inc.	9,404,621

Household Products: 2.2%
64,600	The Procter & Gamble Co.	10,096,980

Interactive Media & Services: 5.0%
124,000	Alphabet, Inc. - Class A [1]	16,457,280
49,500	Alphabet, Inc. - Class C [1]	6,588,945
		23,046,225
IT Services: 1.9%
27,625	Accenture PLC - Class A	8,739,169

Media: 1.0%
49,775	The Trade Desk Inc. - Class A [1]	4,542,466

Metals & Mining: 2.1%
217,200	Freeport-McMoRan Copper & Gold, Inc.	9,697,980

Oil, Gas & Consumable Fuels: 3.4%
34,600	Chevron Corp.	5,662,636
43,700	Pioneer Natural Resources Co.	9,861,779
		15,524,415
Personal Care Products: 0.6%
16,500	The Estée Lauder Companies, Inc.	2,970,000

Pharmaceuticals: 4.6%
24,200	Eli Lilly & Co.	11,000,110
54,200	Zoetis, Inc.	10,194,478
		21,194,588
Professional Services: 0.8%
9,675	Paycom Software, Inc.	3,567,753

Semiconductors & Semiconductor Equipment: 5.0%
26,000	NVIDIA Corp.	12,149,540
48,900	NXP Semiconductors NV	10,903,722
		23,053,262
Software: 20.8%
38,200	Adobe, Inc. [1]	20,863,694
26,500	Intuit, Inc.	13,560,050
96,800	Microsoft Corp.	32,517,056
20,500	Roper Technologies, Inc.	10,107,525
10,675	ServiceNow, Inc. [1]	6,223,525
27,000	Synopsys, Inc. [1]	12,198,600
		95,470,450
Specialty Retail: 5.7%
11,700	O'Reilly Automotive, Inc. [1]	10,831,743
45,475	The Home Depot, Inc.	15,181,374
		26,013,117
Technology Hardware, Storage & Peripherals: 7.9%
184,000	Apple, Inc.	36,146,800
TOTAL COMMON STOCKS (Cost $207,671,374)		456,475,254

SHORT-TERM INVESTMENTS: 0.5%
Money Market Funds: 0.5%
2,144,549	First American Treasury Obligations Fund - Class X, 5.200% [2]	2,144,549
Total Money Market Funds: 0.5%		2,144,549

TOTAL SHORT-TERM INVESTMENTS (Cost $2,144,549)		2,144,549

TOTAL INVESTMENTS IN SECURITIES: 100.1% (Cost $209,815,923)		458,619,803
Liabilities in Excess of Other Assets: (0.1)%		(435,932)
TOTAL NET ASSETS: 100.0%		$458,183,871

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of July 31, 2023.

 The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the Congress Large Cap Growth Fund's (the "Fund") administrator, U.S. Bancorp Fund Services, LLC.

Congress Large Cap Growth Fund
Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$456,475,254	$–	$–	$456,475,254
Short-Term Investments	2,144,549	–	–	2,144,549
Total Investments in Securities	$458,619,803	$–	$–	$458,619,803